Statements of Changes In Shareholders' Equity (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018 $ / shares
Condensed Financial Statements Captions [Line Items]
Cash dividends declared, per share	$ 0.28
Parent Company
Condensed Financial Statements Captions [Line Items]
Cash dividends declared, per share	$ 0.28